Income Taxes (The Federal Statutory Income Tax Rate Differs From Our Effective Tax Rate) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%